UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2018

Date of reporting period:	November 30, 2017

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
11/30/17 (Unaudited)

CORPORATE BONDS AND NOTES (40.6%)(a)
			Principal amount	Value

Basic materials (6.0%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$50,000	$52,375

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25			55,000	53,488

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			150,000	165,615

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23			20,000	21,800

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			50,000	51,250

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			100,000	115,125

ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)			120,000	150,900

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			150,000	160,125

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25			145,000	154,063

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			120,000	142,950

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			160,000	165,200

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			210,000	221,025

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			144,000	162,360

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			175,000	182,438

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			115,000	119,888

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			280,000	290,150

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			400,000	423,520

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43			105,000	98,175

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			60,000	62,550

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			80,000	87,500

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			100,000	105,750

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			180,000	177,300

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			60,000	62,100

CSTN Merger Sub, Inc. 144A company guaranty sr. notes 6.75%, 8/15/24			140,000	138,600

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)			295,000	314,175

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			125,000	128,750

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			110,000	120,043

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)			55,000	57,063

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			195,000	217,181

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			50,000	56,350

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			115,000	130,238

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			60,000	64,650

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			190,000	198,075

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			135,000	143,100

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)			115,000	121,469

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			75,000	77,438

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			30,000	31,688

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			45,000	49,068

Northwest Acquisitions ULC/Dominion Finco, Inc. 144A notes 7.125%, 11/1/22			45,000	46,463

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			116,000	117,160

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)			64,000	64,800

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			145,000	150,256

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			110,000	115,638

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			15,000	17,100

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27			145,000	155,694

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25			15,000	15,113

Platform Specialty Products Corp. 144A sr. unsec. notes 6.50%, 2/1/22			65,000	67,194

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			125,000	150,938

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			35,000	36,991

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			80,000	85,152

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			65,000	66,970

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 4.125%, 9/15/25			30,000	30,075

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			45,000	47,250

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			40,000	40,400

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			15,000	16,931

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25			125,000	131,250

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)			70,000	73,063

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)			40,000	41,600

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			170,000	182,325

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			100,000	104,750

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			120,000	125,400

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			75,000	80,250

Venator Finance SARL/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)			100,000	105,500

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			150,000	149,250

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			90,000	97,200

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			140,000	156,800

				7,545,048
Capital goods (3.4%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			220,000	227,150

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24			110,000	114,538

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27			20,000	20,175

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			105,000	114,581

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			200,000	218,250

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			95,000	99,438

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			220,000	228,250

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22			55,000	56,994

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23			35,000	36,663

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			180,000	199,125

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)			95,000	95,831

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			170,000	187,034

CD&R Waterworks Merger Sub, LLC 144A sr. unsec. notes 6.125%, 8/15/25			15,000	15,305

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			65,000	76,700

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24			110,000	110,171

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			390,000	399,263

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22			165,000	173,663

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			90,000	116,245

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			200,000	227,500

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			205,000	208,075

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			105,000	111,563

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25			60,000	60,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			100,000	107,293

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25			80,000	83,400

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			120,000	125,400

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			50,000	51,000

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)			131,000	140,498

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			90,000	91,854

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			75,000	76,125

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			80,000	81,800

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25			95,000	94,288

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25			50,000	50,375

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25			125,000	126,875

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			150,000	159,807

				4,285,229
Communication services (4.3%)

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			400,000	381,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			35,000	37,450

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			175,000	179,102

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			215,000	224,675

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			90,000	93,375

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			125,000	129,375

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			5,000	4,817

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			25,000	25,063

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			240,000	240,149

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			70,000	70,263

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			180,000	192,600

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27			40,000	40,000

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			245,000	238,798

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			50,000	53,750

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			255,000	287,831

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			200,000	194,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			105,000	105,788

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			35,000	26,863

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			95,000	75,288

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			20,000	18,625

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			4,000	4,230

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)			250,000	242,500

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			3,000	1,770

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			25,000	26,750

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			200,000	201,476

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			200,000	201,500

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			285,000	292,481

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			60,000	64,200

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			43,000	45,419

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			330,000	355,575

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			265,000	282,225

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			140,000	146,300

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			220,000	236,159

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			55,000	58,850

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22			30,000	30,825

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 1/15/26			55,000	60,156

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			125,000	129,375

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			195,000	206,700

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			75,000	78,563

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			110,000	74,250

				5,358,116
Consumer cyclicals (8.2%)

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27			60,000	59,550

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26			75,000	73,406

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			40,000	40,700

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			65,000	63,375

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			105,000	110,775

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			175,000	178,938

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25			120,000	122,400

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			100,000	32,000

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			75,000	79,875

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26			35,000	38,150

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			100,000	101,875

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			85,000	88,753

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			55,000	61,119

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			110,000	115,775

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			40,000	40,900

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			65,000	66,138

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			70,000	69,209

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			330,000	334,950

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25			260,000	254,800

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25			145,000	145,181

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			185,000	200,725

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			120,000	126,900

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			125,000	134,219

EMI Music Publishing Group North America Holdings, Inc. 144A sr. unsec. notes 7.625%, 6/15/24			115,000	127,075

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			85,000	88,825

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			75,000	78,856

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			50,000	53,969

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			80,000	81,200

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	170,000	136,544

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			$125,000	133,438

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			70,000	71,313

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27			145,000	152,845

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			215,000	220,913

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			130,000	96,525

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			115,000	121,900

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)			25,000	25,313

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			230,000	252,713

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			225,000	237,656

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			65,000	69,875

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			80,000	77,600

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			40,000	40,950

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			60,000	63,375

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			110,000	116,050

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			50,000	51,500

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			175,000	183,146

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			50,000	52,503

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)			75,000	78,671

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			70,000	74,459

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			65,000	72,231

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25			175,000	181,235

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			125,000	79,375

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75% (9.50%), 10/15/21(PIK)			73,325	39,596

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			60,000	34,200

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			250,000	255,625

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			60,000	62,400

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			75,000	77,201

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			90,000	94,950

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			45,000	47,250

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			90,000	93,375

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			160,000	164,900

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			60,000	61,050

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			100,000	101,500

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			40,000	29,200

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			160,000	200,800

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			90,000	97,650

Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 4.875%, 6/1/23			55,000	55,413

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25			90,000	91,350

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			70,000	72,450

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			195,000	196,463

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			130,000	135,200

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			340,000	374,425

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			155,000	163,525

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			225,000	231,188

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			125,000	132,969

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			110,000	111,238

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			150,000	155,250

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			170,000	172,975

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			65,000	68,250

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			5,000	5,181

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			110,000	116,188

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			175,000	184,188

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			70,000	72,800

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			85,000	80,750

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			45,000	46,913

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			60,000	59,400

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			100,000	107,720

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			85,000	86,700

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			110,000	107,113

Werner FinCo LP/Werner FinCo, Inc. 144A company guarany sr. unsec. notes 8.75%, 7/15/25			175,000	180,250

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			105,000	108,675

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			95,000	94,050

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			70,000	70,860

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			90,000	91,743

				10,292,692
Consumer staples (2.4%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)			120,000	122,850

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			45,000	46,013

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			85,000	85,128

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25			40,000	41,600

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24			200,000	212,000

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			210,000	227,325

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			220,000	233,266

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			180,000	171,900

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			275,000	289,438

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			90,000	89,325

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25		EUR	100,000	120,852

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			$80,000	45,200

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25			165,000	171,600

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			230,000	234,888

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			90,000	95,175

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			90,000	94,275

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			60,000	61,404

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			130,000	136,825

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			25,000	25,844

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27			100,000	100,750

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28			85,000	84,044

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			55,000	57,723

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			215,000	130,075

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			100,000	79,375

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			95,000	87,875

				3,044,750
Energy (5.1%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24			190,000	209,475

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			30,000	31,275

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			90,000	92,250

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			30,000	30,750

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			60,000	65,250

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			40,000	38,100

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20			60,000	59,100

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			55,000	40,700

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			75,000	88,594

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			250,000	270,938

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27			90,000	92,813

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			75,000	69,000

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			191,000	203,893

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27			35,000	33,523

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			80,000	79,600

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			145,000	137,750

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			100,000	98,500

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			20,000	20,375

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			80,000	81,600

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			105,000	109,725

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25			100,000	100,500

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			65,000	45,825

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			77,000	74,113

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25			155,000	159,989

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24			45,000	45,506

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28			115,000	116,294

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			140,000	150,500

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26			45,000	45,563

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity			240,000	236,700

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			140,000	103,600

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			65,000	42,738

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			30,000	30,000

FTS International, Inc. 144A company guaranty sr. sub. FRN BBA LIBOR USD 3 Month + 7.50%, 8.82%, 6/15/20			25,000	25,500

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26			100,000	102,625

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			155,000	161,975

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25			185,000	186,850

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			45,000	40,500

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			35,000	32,069

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			35,000	34,300

Murray Energy Corp. 144A notes 11.25%, 4/15/21			110,000	61,050

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			170,000	182,113

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			55,000	58,575

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			110,000	95,150

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6.50%, 11/1/21			25,000	25,375

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			10,000	10,150

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			145,000	147,719

Precision Drilling Corp. company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			95,000	98,800

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			5,000	4,688

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26			85,000	86,265

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			190,000	196,650

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22			55,000	58,901

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			80,000	82,995

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			50,000	48,625

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25			95,000	94,288

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21			40,000	40,850

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24			40,000	41,200

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)			75,000	75,000

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			120,000	127,200

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			105,000	11

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			115,000	12

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20			80,000	81,200

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			85,000	85,638

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			50,000	47,875

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			60,000	60,675

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			35,000	35,613

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			50,000	50,625

Stone Energy Corp. company guaranty notes 7.50%, 5/31/22			171,065	171,065

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28			40,000	41,200

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27			65,000	66,625

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25			30,000	30,675

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28			200,000	198,500

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			70,000	73,413

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			25,000	24,938

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			45,000	58,950

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			30,000	33,863

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			88,000	95,480

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			115,000	118,450

				6,398,760
Financials (3.8%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			105,000	106,575

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			120,000	125,700

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			220,000	291,225

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20			60,000	66,900

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 12/1/17			90,000	90,000

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			120,000	131,549

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18			65,000	68,413

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			100,000	137,000

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			55,000	60,981

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			50,000	56,880

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			50,000	54,937

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23			75,000	77,074

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19			45,000	45,702

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			75,000	80,625

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			100,000	106,875

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			62,000	64,430

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20			125,000	118,750

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			155,000	164,300

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			50,000	52,375

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			55,000	55,756

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			110,000	144,995

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			60,000	61,050

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24			115,000	119,600

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)			70,000	72,888

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			70,000	70,088

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			155,000	161,200

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			65,000	68,250

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			60,000	62,400

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			65,000	66,950

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			95,000	97,138

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			9,000	7,785

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			60,000	67,050

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			40,000	41,450

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)			40,000	40,450

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			45,000	57,150

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			249,000	281,993

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			140,000	144,025

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)			45,000	48,150

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A sr. unsec. bonds 4.50%, 1/15/28(R)			35,000	34,781

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			130,000	131,950

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			55,000	56,788

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			65,000	67,275

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			120,000	125,976

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			170,000	218,663

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			40,000	44,250

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22			95,000	98,563

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)			105,000	104,606

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			90,000	94,050

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			170,000	156,400

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			95,000	96,188

VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes 8.00%, 10/15/23			3,552	3,952

				4,802,101
Health care (3.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			135,000	131,288

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			155,000	151,900

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			140,000	136,850

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21			55,000	49,225

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			110,000	117,700

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			25,000	25,645

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			110,000	114,181

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			115,000	107,525

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			275,000	165,688

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			85,000	66,300

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)			175,000	16,625

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			210,000	164,850

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			160,000	124,800

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			15,000	15,638

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			100,000	106,188

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			200,000	214,500

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			185,000	187,313

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19			65,000	65,813

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			30,000	33,825

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			135,000	139,050

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			80,000	89,200

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			125,000	105,781

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			75,000	78,375

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			20,000	20,000

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			165,000	163,350

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			110,000	112,888

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			255,000	268,388

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			110,000	115,500

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			140,000	147,000

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22			60,000	59,400

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25			30,000	30,378

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			175,000	150,063

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			225,000	196,830

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			10,000	9,300

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			55,000	47,094

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			35,000	34,650

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			160,000	171,400

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			35,000	36,750

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			50,000	52,938

				4,024,189
Technology (2.5%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)			300,000	230,250

Avaya, Inc. 144A escrow notes zero %, 5/15/25			61,000	61,000

CDK Global, Inc. 144A sr. unsec. bonds 4.875%, 6/1/27			45,000	46,350

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			375,000	407,644

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			130,000	140,215

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			20,000	20,800

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			120,000	127,200

First Data Corp. 144A notes 5.75%, 1/15/24			175,000	181,563

First Data Corp. 144A sr. notes 5.375%, 8/15/23			105,000	108,938

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			265,000	284,213

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			225,000	230,625

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			155,000	159,650

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			60,000	61,706

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)			165,000	168,713

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24			170,000	177,225

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			170,000	177,013

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			255,000	286,875

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			135,000	135,844

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25			120,000	123,150

				3,128,974
Transportation (0.1%)

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			155,000	160,425

				160,425
Utilities and power (1.6%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			270,000	284,850

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			45,000	46,013

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27			45,000	46,463

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			145,000	163,488

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			175,000	168,438

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26			85,000	85,956

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			25,000	25,781

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			95,000	104,437

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			130,000	138,938

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			180,000	195,975

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26			55,000	61,050

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			135,000	144,788

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27			45,000	46,913

GenOn Americas Generation, LLC sr. unsec. notes 9.125%, 5/1/31 (In default)(NON)			100,000	93,750

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)			95,000	67,450

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			90,000	99,000

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			120,000	129,300

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28			40,000	40,000

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			105,000	108,806

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			60,000	300

				2,051,696

Total corporate bonds and notes (cost $50,381,127)				$51,091,980

CONVERTIBLE BONDS AND NOTES (38.8%)(a)
			Principal amount	Value

Basic materials (0.4%)

Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20 (Mexico)			$455,000	$472,631

				472,631
Capital goods (2.4%)

Aerojet Rocketdyne Holdings, Inc. 144A cv. sr. unsec. sub. notes 2.25%, 12/15/23			491,000	677,887

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21			535,000	689,481

Greenbrier Cos., Inc. (The) 144A cv. sr. unsec. notes 2.875%, 2/1/24			470,000	542,556

Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22			385,000	366,472

II-VI, Inc. 144A cv. sr. unsec. notes 0.25%, 9/1/22			303,000	363,032

Kaman Corp. 144A cv. sr. unsec. notes 3.25%, 5/1/24			324,000	362,273

				3,001,701
Communication services (2.2%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8.25%, 12/1/40			199,000	199,418

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26			2,295,000	2,557,491

Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27 (In default)(NON)(F)			1,160,000	116

				2,757,025
Communications equipment (0.7%)

Ciena Corp. cv. sr. unsec. notes 4.00%, 12/15/20			618,000	816,146

				816,146
Components (0.3%)

Finisar Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/15/36			427,000	393,908

				393,908
Computers (1.7%)

Avid Technology, Inc. cv. sr. unsec. notes 2.00%, 6/15/20			274,000	234,955

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19			435,000	559,247

HubSpot, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/22			501,000	547,656

RealPage, Inc. 144A cv. sr. unsec. notes 1.50%, 11/15/22			587,000	740,354

				2,082,212
Consumer cyclicals (6.4%)

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1.625%, 5/15/18			480,000	857,100

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44			535,000	694,831

Liberty Interactive, LLC cv. sr. unsec. notes 3.50%, 1/15/31			890,000	507,856

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46			710,000	797,863

Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23			510,000	600,321

Liberty Media Corp. cv. sr. unsec. unsub. bonds 2.25%, 9/30/46			404,000	420,918

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23			812,000	779,520

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19			444,000	479,798

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1.00%, 3/15/18			535,000	981,725

Square, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/22			372,000	668,438

Tesla, Inc. cv. sr. unsec. sub. notes 1.25%, 3/1/21			1,150,000	1,233,375

				8,021,745
Consumer staples (2.0%)

IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22			615,000	658,434

Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47			617,000	620,856

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20			695,000	796,644

Wayfair, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 9/1/22			447,000	433,590

				2,509,524
Electronics (7.5%)

Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39			370,000	798,275

Microchip Technology, Inc. 144A cv. sr. unsec. sub. notes 1.625%, 2/15/27			2,731,000	3,179,855

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43			890,000	1,319,981

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1.625%, 2/15/33			565,000	2,186,197

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			685,000	846,831

OSI Systems, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/1/22			551,000	579,583

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20			323,000	572,719

				9,483,441
Energy (2.0%)

Chesapeake Energy Corp. 144A cv. sr. unsec. bonds 5.50%, 9/15/26			1,175,000	1,077,328

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23			276,000	314,985

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3.00%, 11/15/28			621,000	582,576

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20			640,000	576,000

				2,550,889
Financials (3.5%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5.25%, 12/1/18(R)			631,000	743,003

Colony Starwood Homes 144A cv. sr. unsec. notes 3.50%, 1/15/22(R)			604,000	691,958

Encore Capital Group, Inc. cv. company guaranty sr. unsec. bonds 3.00%, 7/1/20			205,000	239,978

Hercules Capital, Inc. 144A cv. sr. unsec. notes 4.375%, 2/1/22			311,000	317,998

Heritage Insurance Holdings, Inc. 144A cv. company guaranty sr. unsec. bonds 5.875%, 8/1/37			275,000	365,750

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)			1,051,000	1,156,757

TCP Capital Corp. cv. sr. unsec. bonds 5.25%, 12/15/19			827,000	865,766

				4,381,210
Health care (3.7%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2.75%, 6/15/18			655,000	651,725

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/18 (China) (In default)(NON)(F)			763,000	48,832

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/17/18 (China) (In default)(NON)(F)			445,000	24,920

Impax Laboratories, Inc. cv. sr. unsec. notes 2.00%, 6/15/22			365,000	357,016

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)			951,000	964,671

Medicines Co. (The) cv. sr. unsec. unsub. notes 2.75%, 7/15/23			415,000	388,025

Neurocrine Biosciences, Inc. 144A cv. sr. unsec. notes 2.25%, 5/15/24			410,000	502,763

Pacira Pharmaceuticals, Inc. (Delaware) 144A cv. sr. unsec. sub. notes 2.375%, 4/1/22			614,000	642,014

Sucampo Pharmaceuticals, Inc. cv. sr. unsec. notes 3.25%, 12/15/21			645,000	691,359

Teladoc, Inc. 144A cv. sr. unsec. notes 3.00%, 12/15/22			370,000	423,650

				4,694,975
Semiconductor (2.7%)

Cypress Semiconductor Corp. cv. sr. unsec. notes 4.50%, 1/15/22			395,000	533,497

Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes 0.875%, 11/15/22			465,000	523,997

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			125,000	443,438

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41			228,000	1,307,295

Teradyne, Inc. 144A cv. sr. unsec. notes 1.25%, 12/15/23			450,000	625,219

				3,433,446
Software (1.3%)

Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22			375,000	388,594

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5.25%, 5/15/18			718,000	734,155

Workday, Inc. 144A cv. sr. unsec. notes 0.25%, 10/1/22			517,000	509,891

				1,632,640
Technology services (1.3%)

Carbonite, Inc. 144A cv. sr. unsec. unsub. notes 2.50%, 4/1/22			255,000	303,928

J2 Cloud Services, LLC cv. sr. unsec. notes 3.25%, 6/15/29			495,000	618,750

Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20			285,000	359,634

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21			405,000	374,372

				1,656,684
Transportation (0.7%)

Air Transport Services Group, Inc. 144A cv. sr. unsec. notes 1.125%, 10/15/24			479,000	498,160

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19			462,000	408,870

				907,030

Total convertible bonds and notes (cost $44,219,004)				$48,795,207

CONVERTIBLE PREFERRED STOCKS (16.3%)(a)
			Shares	Value

Basic materials (—%)

Smurfit-Stone Container Corp. escrow zero % cv. pfd.(F)			65,720	$657

				657
Capital goods (1.0%)

Belden, Inc. $6.75 cv. pfd.			5,761	653,009

Rexnord Corp. Ser. A, $2.875 cv. pfd.			9,862	556,278

				1,209,287
Communication services (3.7%)

American Tower Corp. $5.50 cv. pfd.(R)			10,620	1,341,440

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			21,872	1,118,888

Crown Castle International Corp. Ser. A, 6.875% cv. pfd.			984	1,119,300

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.			10,534	1,036,019

				4,615,647
Consumer cyclicals (0.5%)

Stanley Black & Decker, Inc. $5.375 cv. pfd.			5,519	675,526

				675,526
Energy (0.6%)

Hess Corp. $4.00 cv. pfd.			13,160	744,198

Nine Point Energy 6.75% cv. pfd.			24	24,843

				769,041
Financials (5.6%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			14,245	525,284

AMG Capital Trust II $2.575 cv. pfd.			14,140	897,006

Bank of America Corp. Ser. L, 7.25% cv. pfd.			993	1,310,139

EPR Properties Ser. C, $1.438 cv. pfd.(R)			37,670	1,047,109

iStar, Inc. Ser. J, $2.25 cv. pfd.(R)			7,445	363,986

RLJ Lodging Trust Ser. A, $0.488 cv. pfd.			37,550	1,028,119

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			890	1,191,488

Welltower, Inc. Ser. I, $3.25 cv. pfd.(R)			12,177	757,638

				7,120,769
Health care (2.4%)

Allergan PLC Ser. A, 5.50% cv. pfd.			1,770	1,098,506

Anthem, Inc. $2.63 cv. pfd.			12,115	700,489

Becton Dickinson and Co. Ser. A, $3.063 cv. pfd.			20,150	1,219,075

				3,018,070
Technology (0.9%)

Mandatory Exchangeable Trust 144A $5.75 cv. pfd.			4,456	890,086

NCR Corp. Ser. A, 5.50% (5.50%) cv. pfd.(PIK)			164	212,495

				1,102,581
Utilities and power (1.6%)

DTE Energy Co. $3.25 cv. pfd.			16,040	903,854

Dynegy, Inc. $7.00 cv. pfd.			3,046	250,077

NextEra Energy, Inc. $3.06 cv. pfd.			15,700	890,975

				2,044,906

Total convertible preferred stocks (cost $18,158,665)				$20,556,484

COMMON STOCKS (2.2%)(a)
			Shares	Value

ACC Claims Holdings, LLC Class A (Units)(F)			199,505	$1,197

Ally Financial, Inc.			5,535	148,670

Banc of California, Inc.			36,547	824,135

Bank of America Corp.			8,630	243,107

Berry Plastics Group, Inc.(NON)			1,460	87,264

Caesars Entertainment Corp.(NON)			944	12,508

Charter Communications, Inc. Class A(NON)			245	79,921

CIT Group, Inc.			1,606	80,043

Eldorado Resorts, Inc.(NON)			2,180	66,708

Gaming and Leisure Properties, Inc.(R)			2,520	91,526

Halcon Resources Corp.(NON)			5,898	41,817

Keane Group, Inc.(NON)			5,621	84,090

Live Nation Entertainment, Inc.(NON)			900	40,842

Milagro Oil & Gas, Inc. (Units)(F)			39	3,159

Nine Point Energy			985	13,554

NVIDIA Corp.			510	102,362

salesforce.com, Inc.(NON)			6,150	641,568

SandRidge Energy, Inc.(NON)			2,270	42,245

Seven Generations Energy, Ltd. Class A (Canada)(NON)			2,990	40,882

Stone Energy Corp.(NON)			3,230	81,848

Tervita Corp. Class A (Canada)			127	960

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)			1,028	617

Total common stocks (cost $2,157,095)				$2,729,023

SENIOR LOANS (—%)(a)(c)
			Principal amount	Value

VICI Properties 1, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.50%, 4.75%, 10/15/22			$46,439	$46,420

Total senior loans (cost $46,439)				$46,420

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	1,601	$912

Total warrants (cost $—)				$912

SHORT-TERM INVESTMENTS (2.0%)(a)
			Shares	Value

Putnam Short Term Investment Fund 1.23%(AFF)			2,557,426	$2,557,426

Total short-term investments (cost $2,557,426)				$2,557,426

TOTAL INVESTMENTS

Total investments (cost $117,519,756)				$125,777,452

FORWARD CURRENCY CONTRACTS at 11/30/17 (aggregate face value $309,102) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Euro	Sell	12/20/17	$120,940	$121,175	$235
Citibank, N.A.
	Canadian Dollar	Sell	1/17/18	20,245	20,908	663
State Street Bank and Trust Co.
	Canadian Dollar	Sell	1/17/18	161,729	167,019	5,290

Unrealized appreciation						6,188

Unrealized (depreciation)						—

Total						$6,188
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2017 through November 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosuresand references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $125,895,021.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 8/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/17

Short-term investments
	Putnam Short Term Investment Fund**	$2,900,362	$5,072,470	$5,415,406	$7,345	$2,557,426

	Total Short-term investments	$2,900,362	$5,072,470	$5,415,406	$7,345	$2,557,426
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $165,000 to cover the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$171,354	$—	$—
Communication services	79,921	—	1,197
Consumer cyclicals	120,058	—	—
Energy	206,792	960	16,713
Financials	1,387,481	—	—
Technology	743,930	—	—
Utilities and power	—	617	—
Total common stocks	2,709,536	1,577	17,910
Convertible bonds and notes	—	48,721,339	73,868
Convertible preferred stocks	1,028,119	19,527,708	657
Corporate bonds and notes	—	51,091,957	23
Senior loans	—	46,420	—
Warrants	912	—	—
Short-term investments	2,557,426	—	—

Totals by level	$6,295,993	$119,389,001	$92,458

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$6,188	$—

Totals by level	$—	$6,188	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$6,188	$—
Equity contracts	912	—

Total	$7,100	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$340,000
Warrants (number of warrants)		1,601

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 25, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 25, 2018